Staff Cost - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | €	€ 30.15	€ 17.69	€ 15.67
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	54.00%	57.00%	61.00%
Risk-free interest rate	(0.34%)	(0.32%)	0.25%
Expected life of warrants (years)	5.05	5.05	5.05
Fair value of warrants granted in the year	€ 9.65	€ 5.78	€ 8.02
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	60.00%	60.00%	63.00%
Risk-free interest rate	0.25%	0.30%	0.45%
Expected life of warrants (years)	7.10	7.13	7.05
Fair value of warrants granted in the year	€ 17.29	€ 11.07	€ 9.45